Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Restructuring and Related Charges:
Total expected restructuring charge	$ 265.0
Beginning Balance	7.7	8.8	10.2
Charge to expense	20.8	38.8	81.1
Cash payments	(23.9)	(31.7)	(40.3)
Noncash utilization	(2.9)	(8.2)	(42.2)
Ending Balance	1.7	7.7	8.8
Remaining expected restructuring charge	16.6
Long-Lived Asset Charges [Member]
Restructuring and Related Charges:
Total expected restructuring charge	102.8
Beginning Balance	0	0	0
Charge to expense	2.7	8.2	34.2
Cash payments	0	0	0
Noncash utilization	(2.7)	(8.2)	(34.2)
Ending Balance	0	0	0
Remaining expected restructuring charge	0.2
Employee Separation [Member]
Restructuring and Related Charges:
Total expected restructuring charge	63.8
Beginning Balance	7.7	8.8	10.2
Charge to expense	2.6	3.4	20.4
Cash payments	(8.4)	(4.5)	(13.8)
Noncash utilization	(0.2)	0	(8.0)
Ending Balance	1.7	7.7	8.8
Remaining expected restructuring charge	0.3
Site Preparation and Equipment Relocation [Member]
Restructuring and Related Charges:
Total expected restructuring charge	45.4
Beginning Balance	0	0	0
Charge to expense	7.2	13.4	13.0
Cash payments	(7.2)	(13.4)	(13.0)
Noncash utilization	0	0	0
Ending Balance	0	0	0
Remaining expected restructuring charge	5.2
Production Start-up [Member]
Restructuring and Related Charges:
Total expected restructuring charge	42.8
Beginning Balance	0	0	0
Charge to expense	7.2	10.8	10.6
Cash payments	(7.2)	(10.8)	(10.6)
Noncash utilization	0	0	0
Ending Balance	0	0	0
Remaining expected restructuring charge	9.0
Other Costs [Member]
Restructuring and Related Charges:
Total expected restructuring charge	10.2
Beginning Balance	0	0	0
Charge to expense	1.1	3.0	2.9
Cash payments	(1.1)	(3.0)	(2.9)
Noncash utilization	0	0	0
Ending Balance	0	0	0
Remaining expected restructuring charge	$ 1.9